Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-07-21	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jul. 21, 2025
Erroneous Compensation Analysis	The recovery of such compensation applies regardless of whether an executive engaged in misconduct or otherwise cause or contributed to the requirement for a restatement. The Compensation Committee is authorized to recover additional incentive-based compensation as well as non-incentive-based equity compensation (including purely time-based equity awards) in situations where an executive engaged in intentional misconduct or fraud.